Unaudited Condensed Consolidated Interim Statements of Financial Position € in Thousands, $ in Thousands	Jun. 30, 2024 EUR (€)	Jun. 30, 2024 USD ($)		Dec. 31, 2023 EUR (€)
Current assets:
Cash and cash equivalents	€ 56,044	$ 59,938	[1]	€ 51,127
Short term deposits	2,487	2,660	[2]	997
Restricted cash	729	780	[2]	810
Intangible asset from green certificates	214	229	[2]	553
Trade and other receivables	13,540	14,481	[2]	11,717
Derivatives asset short-term	1,096	1,172	[2]	275
Assets of disposal groups classified as held for sale			[2]	28,297
Total Current assests	74,110	79,260	[2]	93,776
Non-current assets
Investment in equity accounted investee	33,532	35,862	[2]	31,772
Advances on account of investments	952	1,018	[2]	898
Fixed assets	443,151	473,944	[2]	407,982
Right-of-use asset	32,594	34,859	[2]	30,967
Restricted cash and deposits	17,340	18,545	[2]	17,386
Deferred tax	7,480	8,000	[2]	8,677
Long term receivables	11,652	12,462	[2]	10,446
Derivatives	13,971	14,942	[2]	10,948
Non-current assets	560,672	599,632	[2]	519,076
Total assets	634,782	678,892	[2]	612,852
Current liabilities
Current maturities of long-term bank loans	10,253	10,965	[2]	9,784
Current maturities of long-term loans	5,000	5,347	[2]	5,000
Current maturities of debentures	33,993	36,355	[2]	35,200
Trade payables	23,657	25,303	[2]	5,249
Other payables	11,361	12,150	[2]	10,859
Current maturities of derivatives			[2]	4,643
Current maturities of lease liabilities	757	810	[2]	700
Liabilities of disposal groups classified as held for sale			[2]	17,142
Total current liabilities	85,021	90,930	[2]	88,577
Non-current liabilities
Long-term lease liabilities	25,619	27,399	[2]	23,680
Long-term bank loans	245,245	262,286	[2]	237,781
Other long-term loans	29,303	31,339	[2]	29,373
Debentures	117,392	125,549	[2]	104,887
Deferred tax	2,587	2,767	[2]	2,516
Other long-term liabilities	2,113	2,260	[2]	939
Derivatives	25	27	[2]
Total Non-current liabilities	422,284	451,627	[2]	399,176
Total liabilities	507,305	542,557	[2]	487,753
Equity
Share capital	25,613	27,393	[2]	25,613
Share premium	86,220	92,211	[2]	86,159
Treasury shares	(1,736)	(1,857)	[2]	(1,736)
Transaction reserve with non-controlling Interests	5,697	6,093	[2]	5,697
Reserves	7,004	7,491	[2]	4,299
Accumulated deficit	(6,471)	(6,921)	[2]	(5,037)
Total equity attributed to shareholders of the Company	116,327	124,410	[2]	114,995
Non-Controlling Interest	11,150	11,925	[2]	10,104
Total equity	127,477	136,335	[3]	125,099
Total liabilities and equity	€ 634,782	$ 678,892	[2]	€ 612,852

[1]	Convenience translation into US$ (exchange rate as at June 30, 2024: EUR 1 = US$ 1. 069)
[2]	Convenience translation into US$ (exchange rate as at June 30, 2024: EUR 1 = US$ 1.069)
[3]	Convenience translation into US$ (exchange rate as at June 30, 2024: EUR 1 = US$ 1.069)